CONSOLIDATED STATEMENTS OF INCOME In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)		Dec. 31, 2014 RUB		Dec. 31, 2013 RUB		Dec. 31, 2012 RUB
CONSOLIDATED STATEMENTS OF INCOME
Revenues	$ 902.4		50,767.0		39,502.0		28,767.0
Operating costs and expenses:
Cost of revenues	254.8	[1]	14,336.0	[1]	10,606.0	[1]	7,188.0	[1]
Product development	157.2	[1]	8,842.0	[1]	5,827.0	[1]	4,274.0	[1]
Sales, general and administrative	138.3	[1]	7,782.0	[1]	6,537.0	[1]	4,900.0	[1]
Depreciation and amortization	79.7		4,484.0		3,695.0		2,951.0
Total operating costs and expenses	630.0		35,444.0		26,665.0		19,313.0
Income from operations	272.4		15,323.0		12,837.0		9,454.0
Interest income, net	15.2		856.0		1,717.0		1,002.0
Other income, net	111.9		6,296.0		2,159.0		118.0
Net income before income taxes	399.5		22,475.0		16,713.0		10,574.0
Provision for income taxes	97.0		5,455.0		3,239.0		2,351.0
Net income	$ 302.5		17,020.0		13,474.0		8,223.0
Net income per Class A and Class B share:
Basic (in USD or RUR per share)	$ 0.95		53.30		41.25		25.21
Diluted (in USD or RUR per share)	$ 0.93		52.27		40.27		24.50
Weighted average number of Class A and Class B shares outstanding
Basic (in shares)	319,336,782		319,336,782		326,657,778		326,210,948
Diluted (in shares)	325,610,277		325,610,277		334,571,212		335,690,596

[1]	These balances exclude depreciation and amortization expenses, which are presented separately, and include share-based compensation expenses of: